Marketable Securities (Tables)	9 Months Ended
Sep. 30, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of Cost, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Value of Available for Sale Investments

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value of available-for-sale investments by types and classes of security at September 30, 2020 consisted of the following (in thousands):

	September 30, 2020
	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. treasury securities	$124,608	$—	$(29)	$124,579

Total	$124,608	$—	$(29)	$124,579